Share-based payments - ESOP/ VSOP 2017 (Details)	12 Months Ended
	Dec. 31, 2023 shares item Options $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 Options shares € / shares	Dec. 31, 2019 shares € / shares
Number
Warrants exercisable	1,343,727	1,343,727	0
Equity share option 2017 (Equity settled)
Share-based payments
Number of common shares per option granted				1
Lock-up period				180 days
Weighted average remaining contractual life	6 years
Number
Granted during the year				805,308
No of options exercised during the period	68,201	29,509	191,565
Outstanding as of December 31	259,730
WAEP
Granted during the year | € / shares				€ 0.12
Exercised during the year | (per share)	$ 1.01	$ 1.25	€ 9.76
2019 Plan | RSUs
Share-based payments
RSUs granted | Options			167,326
WAEP
Vested as of December 31 | $ / shares		$ 1.0
Number
No of RSUs exercised during the period	15,734	300,000
Outstanding as of December 31 | item	17,676